Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.10%
Argentina–0.36%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$43,759,790
Brazil–0.24%
StoneCo Ltd., Class A(c)	1,884,756	29,364,498
China–4.25%
JD.com, Inc., ADR(c)	6,349,093	475,420,084
Meituan, B Shares(c)(d)	1,598,800	45,488,654
		520,908,738
Denmark–0.20%
Ambu A/S, Class B	1,163,626	24,663,706
France–12.36%
Airbus SE(c)	3,129,088	399,456,900
Dassault Systemes SE	891,660	42,932,078
Kering S.A.	484,091	361,438,583
LVMH Moet Hennessy Louis Vuitton SE	865,044	711,269,002
		1,515,096,563
Germany–2.43%
SAP SE	2,404,878	297,748,855
India–5.13%
DLF Ltd.	70,355,450	370,654,984
ICICI Bank Ltd., ADR	11,904,539	258,685,632
		629,340,616
Italy–0.36%
Brunello Cucinelli S.p.A.(c)	773,116	44,753,026
Japan–10.90%
FANUC Corp.	194,700	38,528,957
Keyence Corp.	656,012	337,361,897
Murata Manufacturing Co. Ltd.	4,330,212	324,734,703
Nidec Corp.	3,819,432	338,473,282
Omron Corp.	2,246,400	164,148,338
TDK Corp.	3,682,900	132,825,628
		1,336,072,805
Netherlands–0.86%
ASML Holding N.V.	127,086	86,927,001
uniQure N.V.(c)	1,031,898	18,625,759
		105,552,760
Spain–0.21%
Industria de Diseno Textil S.A.	851,707	25,733,968
Sweden–3.35%
Assa Abloy AB, Class B	6,401,588	175,380,739
Atlas Copco AB, Class A	3,998,937	235,030,767
		410,411,506
Switzerland–0.94%
Lonza Group AG	105,827	72,844,162
Zur Rose Group AG(c)	172,835	42,461,475
		115,305,637
Shares		Value
United Kingdom–0.84%
Farfetch Ltd., Class A(c)	3,672,396	$79,727,717
Prudential PLC	1,381,415	23,233,699
		102,961,416
United States–57.67%
Adobe, Inc.(c)	1,013,321	541,417,410
Agilent Technologies, Inc.	1,856,680	258,672,658
Alphabet, Inc., Class A(c)	525,130	1,421,038,539
Amazon.com, Inc.(c)	36,690	109,757,034
Analog Devices, Inc.	2,624,536	430,345,168
Avantor, Inc.(c)	5,874,297	219,287,507
Boston Scientific Corp.(c)	1,529,335	65,608,472
Castle Biosciences, Inc.(c)	406,818	17,594,879
Charles River Laboratories International, Inc.(c)	188,480	62,153,165
Danaher Corp.	159,976	45,719,541
Datadog, Inc., Class A(c)	137,834	20,138,926
Dun & Bradstreet Holdings, Inc.(c)	1,003,057	20,121,323
Equifax, Inc.	1,047,869	251,237,071
Fidelity National Information Services, Inc.	1,169,301	140,222,576
Illumina, Inc.(c)	275,948	96,256,181
Intuit, Inc.	1,359,750	754,973,992
Intuitive Surgical, Inc.(c)	221,755	63,018,336
IQVIA Holdings, Inc.(c)	382,899	93,771,965
Lam Research Corp.	20,496	12,091,000
Marriott International, Inc., Class A(c)	125,102	20,156,434
Marvell Technology, Inc.	1,621,168	115,751,395
Meta Platforms, Inc., Class A(c)	2,050,329	642,286,063
Microsoft Corp.	489,160	152,118,977
Natera, Inc.(c)	424,004	29,955,883
NVIDIA Corp.	255,111	62,466,479
Omnicell, Inc.(c)	340,841	51,173,868
PayPal Holdings, Inc.(c)	264,490	45,476,411
Phathom Pharmaceuticals, Inc.(c)	1,123,410	18,873,288
Qualtrics International, Inc., Class A(c)	1,568,873	45,920,913
S&P Global, Inc.	1,519,633	630,982,014
Splunk, Inc.(c)	524,375	64,980,550
United Parcel Service, Inc., Class B	1,455,595	294,335,865
Veracyte, Inc.(c)	1,657,477	50,403,876
Visa, Inc., Class A	769,753	174,095,036
Walt Disney Co. (The)(c)	335,763	48,004,036
		7,070,406,831
Total Common Stocks & Other Equity Interests (Cost $4,405,002,469)		12,272,080,715
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Acquired 03/13/2001-07/04/2001; Cost $0)(e) (Cost $0)	15,040,130	417,208

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(f)	2,862,407	$2,862,407
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(f)	2,063,076	2,063,282
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(f)	3,271,322	3,271,322
Total Money Market Funds (Cost $8,197,011)		8,197,011
TOTAL INVESTMENTS IN SECURITIES—100.17% (Cost $4,413,199,480)		12,280,694,934
OTHER ASSETS LESS LIABILITIES–(0.17)%		(20,406,233)
NET ASSETS–100.00%		$12,260,288,701
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$75,431,103	$(72,568,696)	$-	$-	$2,862,407	$219
Invesco Liquid Assets Portfolio, Institutional Class	257,579	53,879,359	(52,073,405)	-	(251)	2,063,282	74
Invesco Treasury Portfolio, Institutional Class	-	86,206,975	(82,935,653)	-	-	3,271,322	111
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	46,866,147	-	-	(3,106,357)	-	43,759,790	-
Total	$47,123,726	$215,517,437	$(207,577,754)	$(3,106,357)	$(251)	$51,956,801	$404

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$43,759,790	$43,759,790
Brazil	29,364,498	—	—	29,364,498
China	475,420,084	45,488,654	—	520,908,738
Denmark	—	24,663,706	—	24,663,706
France	—	1,515,096,563	—	1,515,096,563
Germany	—	297,748,855	—	297,748,855
India	259,102,840	370,654,984	—	629,757,824
Italy	—	44,753,026	—	44,753,026
Japan	—	1,336,072,805	—	1,336,072,805
Netherlands	18,625,759	86,927,001	—	105,552,760
Spain	—	25,733,968	—	25,733,968
Sweden	—	410,411,506	—	410,411,506
Switzerland	—	115,305,637	—	115,305,637
United Kingdom	79,727,717	23,233,699	—	102,961,416
United States	7,070,406,831	—	—	7,070,406,831
Money Market Funds	8,197,011	—	—	8,197,011
Total Investments	$7,940,844,740	$4,296,090,404	$43,759,790	$12,280,694,934
Invesco Global Fund